Other equity instrument investments	12 Months Ended
Dec. 31, 2020
Other equity instrument investments
Other equity instrument investments
10	Other equity instrument investments

	31 December 2020	31 December 2019
Equity securities designated at FVOCI (non-recycling)
Listed equity investments at fair value	6,662	8,390
Unlisted equity investments at fair value
7.89% of Ganlong Double-track Railway Co., Ltd.	504,309	678,565
Others	153,975	92,263
Subtotal	658,284	770,828

Total	664,946	779,218

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.